Business Segment Information	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Business Segment Information	Business Segment Information
The Company is organized geographically based upon the products and services it provides to its customer and reports its results under two reportable segments: U.S. Healthcare Solutions and International Healthcare Solutions.
The chief operating decision maker (“CODM”) of the Company is its President & Chief Executive Officer, whose function is to allocate resources to, and assess the performance of, the Company’s operating segments. The CODM does not review assets by operating segment for the purpose of assessing performance or allocating resources.
The U.S. Healthcare Solutions reportable segment distributes a comprehensive offering of brand-name, specialty brand-name and generic pharmaceuticals, over-the-counter healthcare products, home healthcare supplies and equipment, and related services to a wide variety of healthcare providers, including acute care hospitals and health systems, independent and chain retail pharmacies, mail order pharmacies, medical clinics, long-term care and alternate site pharmacies, and other customers. The U.S. Healthcare Solutions reportable segment also provides pharmaceutical distribution (including plasma and other blood products, injectable pharmaceuticals, vaccines, and other specialty pharmaceutical products) and additional services to physicians who specialize in a variety of disease states, especially oncology and retina, and to other healthcare providers, including hospitals, specialty retinal practices, and dialysis clinics. The U.S. Healthcare Solutions reportable segment also provides pharmacy management, staffing and additional consulting services, and supply management software to a variety of retail and institutional healthcare providers. Additionally, it delivers packaging solutions to institutional and retail healthcare providers.
The International Healthcare Solutions reportable segment consists of businesses that focus on international pharmaceutical wholesale and related service operations and global commercialization services. The International Healthcare Solutions reportable segment distributes pharmaceuticals and other healthcare products and provides related services to healthcare providers, including pharmacies, doctors, health centers and hospitals primarily in Europe. It is a leading global specialty transportation and logistics provider for the biopharmaceutical industry. It also is a provider of specialized services, including regulatory affairs, market access, pharmacovigilance, development consulting and scientific affairs, and quality management and compliance, for the life sciences industry. In Canada, the business drives innovative partnerships with manufacturers, providers, and pharmacies to improve product access and efficiency throughout the healthcare supply chain.
Other, which is not considered a reportable segment, consists of businesses for which the Company has begun to explore strategic alternatives and includes an animal health business, a less-than-wholly-owned Brazil full-line distribution business, and certain consulting services businesses. The animal health business sells pharmaceuticals, vaccines, parasiticides, diagnostics, micro feed ingredients, and various other products to customers in both the companion animal and production animal markets. It also offers demand-creating sales force services to manufacturers. The consulting service businesses provide reimbursement services that assist pharmaceutical companies in supporting access to branded drugs, contract field staffing, patient assistance and copay assistance programs, adherence programs, and other market access programs to pharmaceutical companies.
The following illustrates reportable segment and disaggregated revenue as required by ASC 606, “Revenue from Contracts with Customers,” for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$284,963,849	$259,634,890	$229,279,714
International Healthcare Solutions
Alliance Healthcare	24,394,833	23,061,721	22,349,278
Other Healthcare Solutions	3,934,610	3,674,590	3,305,273
Total International Healthcare Solutions	28,329,443	26,736,311	25,654,551
Other
Animal Health	5,694,517	5,365,518	5,042,549
Other non-strategic businesses	2,463,316	2,373,762	2,318,599
Total Other	8,157,833	7,739,280	7,361,148
Intersegment eliminations	(118,306)	(151,882)	(122,002)
Revenue	$321,332,819	$293,958,599	$262,173,411
The following illustrates reportable segment cost of goods sold information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$277,956,496	$254,100,295	$224,321,625
International Healthcare Solutions	25,371,833	23,760,089	22,765,440
Other	6,901,928	6,506,095	6,196,377
Intersegment eliminations	(112,300)	(148,924)	(121,994)
Total segment cost of goods sold	$310,117,957	$284,217,555	$253,161,448
The following illustrates reportable segment operating expenses information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$3,723,920	$2,882,055	$2,643,015
International Healthcare Solutions	2,369,805	2,319,559	2,248,910
Other	904,192	894,102	830,917
Intersegment eliminations	(6,028)	(2,928)	—
Total segment operating expenses	$6,991,889	$6,092,788	$5,722,842
The following illustrates reportable segment operating income information for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$3,283,433	$2,652,540	$2,315,074
International Healthcare Solutions	587,805	656,663	640,201
Other	351,713	339,083	333,854
Intersegment eliminations	22	(30)	(8)
Total segment operating income	$4,222,973	$3,648,256	$3,289,121
The following reconciles total segment operating income to income before income taxes for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
Total segment operating income	$4,222,973	$3,648,256	$3,289,121
Gains from antitrust litigation settlements	236,372	170,904	239,092
LIFO credit (expense)	76,876	52,168	(204,595)
Türkiye highly inflationary impact	(49,571)	(54,087)	(86,967)
Acquisition-related intangibles amortization	(553,028)	(660,292)	(551,046)
Litigation and opioid-related (expenses) credit, net	(60,671)	(227,070)	24,693
Acquisition-related deal and integration expenses	(291,044)	(103,001)	(139,683)
Restructuring and other expenses	(229,422)	(233,629)	(229,884)
Goodwill impairment	(723,884)	(418,000)	—
Operating income	2,628,601	2,175,249	2,340,731
Other loss (income), net	78,717	14,283	(49,036)
Interest expense, net	291,548	156,991	228,931
Income before income taxes	$2,258,336	$2,003,975	$2,160,836
Segment operating income is evaluated by the CODM of the Company and excludes gains from antitrust litigation settlements; LIFO credit (expense); Türkiye highly inflationary impact; acquisition-related intangibles amortization; litigation and opioid-related (expenses) credit, net; acquisition-related deal and integration expenses; restructuring and other expenses; and goodwill impairment. All corporate office expenses are allocated to the operating segment level.
Litigation and opioid-related (expenses) credit, net in fiscal 2024 includes $263.1 million of litigation expense accruals (see Note 12), offset in part by a net $92.2 million opioid litigation settlement accrual reduction primarily as a result of the Company’s prepayment of the net present value of a future obligation as permitted under its opioid settlement agreements.
Litigation and opioid-related (expenses) credit, net in fiscal 2023 includes the receipt of $83.4 million from the H.D. Smith opioid litigation indemnity escrow.
Other loss (income), net includes a $113.5 million impairment of an equity investment that was made in fiscal 2021 and a $35.5 million loss on the divestiture of non-core businesses, offset in part by the Company’s portion of an equity method investment’s gain on the sale of a business of $39.7 million and a $14.1 million gain on the remeasurement of an equity investment in fiscal 2025.
Other loss (income), net, includes a $40.7 million net gain on the divestiture of non-core businesses in fiscal 2023.
The following illustrates depreciation and amortization by reportable segment for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$284,141	$234,270	$234,219
International Healthcare Solutions	136,281	124,895	113,531
Other	77,625	72,517	65,108
Acquisition-related intangibles amortization	553,028	660,292	551,046
Total depreciation and amortization	$1,051,075	$1,091,974	$963,904

Depreciation and amortization related to property and equipment and intangible assets excludes amortization of deferred financing costs and other debt-related items, which are included in interest expense, net.
The following illustrates capital expenditures by reportable segment for the periods indicated:

	Fiscal Year Ended September 30,
(in thousands)	2025	2024	2023
U.S. Healthcare Solutions	$360,694	$218,469	$215,335
International Healthcare Solutions	245,880	195,023	179,182
Other	61,407	73,681	63,842
Total capital expenditures	$667,981	$487,173	$458,359